INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets		$ 320,164	$ 353,460
Income tax rate	15.00%	15.00%	15.00%
Statute of limitations period (in years)	3 years
Unrecognized tax benefits	$ 0	$ 817,059	$ 2,354,832	$ 3,188,615
State Administration of Taxation, China
Income tax rate	25.00%
State Administration of Taxation, China | Zhengkang
Income tax rate	15.00%
Preferential tax rate, validity period	3 years
State Administration of Taxation, China | Zhengfeng and Weijia
Income tax rate	25.00%
Inland Revenue, Hong Kong | ZK Pipe
Income tax rate	16.50%
Uganda Revenue Authority | ZK Uganda
Income tax rate	30.00%